Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following presents how share-based expenses are included in our consolidated statements of comprehensive income (loss) (in thousands):

	Year Ended December 31,
	2012		2011
Cost of revenues	$12		$100
Sales and marketing	(12)		168
General and administrative	387		721
Research and development	116		218
	$503	(1)	$1,207	(2)

(1)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $41,000.
(2)	The related recognized tax benefit in our consolidated statement of comprehensive income (loss) is $307,000.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2012	2011
Expected term (years)	5.0 – 6.5	10
Risk-free interest rate	.73 – 1.43%	2.23 – 3.12%
Estimated dividend yield	None	None
Volatility	26.45 – 128.16%	29.92 – 30.16%
Discount for post-vesting restrictions	None	None

Schedule of Share-based Compensation, Stock Options, Activity

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2010	1,144	$3.75
Granted (1)	140	4.24
Exercised (2)	(2)	3.65
Forfeited	(11)	3.65
Expired	(105)	7.78
Outstanding at December 31, 2011	1,166	3.44
Granted (3)	1,708	1.60
Exercised (4)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	$2.33
Exercisable at December 31, 2012	1,157	3.35

(1)	The weighted-average grant-date fair value of awards granted was $1.92.
(2)	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
(3)	The weighted-average grant-date fair value of awards granted was $1.33.
(4)	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2012:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	1,758		9.09	$1.55	160		$2.00
2.01	4.00	891		7.06	3.38	838		3.35
4.01	6.00	193		7.50	4.65	159		4.67
		2,842	(1)	8.34	$2.33	1,157	(2)	$3.35

(1)	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
(2)	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.

Schedule of Nonvested Restricted Stock Units Activity

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	324	$3.61
Granted	131	4.00
Vested (1)	(174)	3.48
Forfeited	(4)	3.25
Outstanding at December 31, 2011	277	3.88
Granted	29	2.66
Vested (2)	(129)	3.53
Forfeited	(141)	3.98
Outstanding at December 31, 2012	36 (3)	$3.76

(1)	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
(2)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(3)	These stock awards will vest upon fulfilling service conditions only.

Schedule of Accumulated Other Comprehensive Income (Loss)

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2012	2011
Foreign currency translation loss	$(418)	$(526)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)
	$(515)	$(696)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2010	$(211)
Unrealized loss on interest rate swaps, net of taxes of $(23)	41
Balance, December 31, 2011	(170)
Unrealized gain on cash flow hedges, net of taxes of $(45)	73
Balance, December 31, 2012	$(97)

Schedule Of Foreign Currency Translation Adjustment In Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2010	$(459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(67)
Balance, December 31, 2011	(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	$(418)